Interest in Other Entities (Details) - Schedule of activity in investment account - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	9 Months Ended
	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Activity in Investment Amounts [Member]
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Balance at beginning	$ 10,735		$ 11,843		$ 10,735	$ 11,843
The Company’s share in ScountCam’s loss for the three month ended June 30, 2021			(226)
Exercise of warrants by the Group			234			234
Group share in exercise warrants by others						218
Group share in losses					(1,502)	(2,044)
Excess cost amortization-technology		$ (62)		$ (62)	(62)	(96)
Share based compensation					394	540
Group share in expired options					98	32
Additional investment allocated to goodwill						8
Balance at ending		9,662	$ 11,851	9,662	9,662	10,735
Reconciliation to Carrying Amounts [Member]
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Balance at beginning	4,867				4,867
Group share in losses	(100)
Group share in other comprehensive loss	146
Excess cost amortization	(116)
USD/NIS translation adjustments	(191)
Balance at ending	4,606					4,867
Reconciliation to Carrying Amounts One [Member]
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Balance at beginning	$ 975				975
Dividend					(172)
Group share in losses					(78)
Cancellation of Impairment					93
USD/NIS translation adjustments					(98)
Balance at ending		720		720	720	$ 975
Reconciliation to Carrying Amounts Two [Member]
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Balance at beginning				1,595
Group share in losses				(381)
Excess cost amortization				(31)
Share based compensation				117
Balance at ending		1,300		1,300	1,300
Reconciliation to Carrying Amounts Three [Member]
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Balance at beginning		1,333
Group share in losses		(74)
Excess cost amortization		(7)
Balance at ending		$ 1,252		$ 1,252	$ 1,252